Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net income (loss)	$ (482,100)	$ 32,923	$ (417,309)	$ 81,562	$ 155,667	$ 267,562	$ (768,847)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of tax	9,984	(378)	11,793	(608)	(1,899)	1,460	625
Unrealized gain (loss) on available-for-sale debt securities, net of tax	0	(55)	0	(233)	(226)	(1,069)	1,175
Unrealized gain (loss) on convertible notes – credit risk, net of tax	13	(273)	(71)	91	840	1,182	(3,155)
Total other comprehensive income (loss), net of tax	9,997	(706)	11,722	(750)	(1,285)	1,573	(1,355)
Comprehensive income (loss)	$ (472,103)	$ 32,217	$ (405,587)	$ 80,812	$ 154,382	$ 269,135	$ (770,202)